FINANCIAL RISK MANAGEMENT - Disclosure of maturities of financial liabilities on an undiscounted cash flow basis (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Less than 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	$ 243,741
Less than 1 year [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	100,272
Less than 1 year [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	56,537
Less than 1 year [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
Less than 1 year [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	30,846
Less than 1 year [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	1,841
Less than 1 year [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	13,800
Less than 1 year [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	6,744
Less than 1 year [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	4,536
Less than 1 year [Member] | Derivative liability copper collars [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	29,165
2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	307,166
2 to 3 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
2 to 3 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	113,075
2 to 3 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
2 to 3 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	28,887
2 to 3 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	3,392
2 to 3 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	50,500
2 to 3 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	91,501
2 to 3 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	19,811
2 to 3 years [Member] | Derivative liability copper collars [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	823,314
4 to 5 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	770,106
4 to 5 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	1,529
4 to 5 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	1,803
4 to 5 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	30,500
4 to 5 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
4 to 5 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	19,376
4 to 5 years [Member] | Derivative liability copper collars [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	330,970
After 5 years [Member] | Trade and other payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Long-term debt [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | PER [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	155,651
After 5 years [Member] | Equipment loans [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Lease liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Cariboo Consideration Payable [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	47,200
After 5 years [Member] | Florence Copper Stream [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	0
After 5 years [Member] | Florence Royalty Obligation [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	128,119
After 5 years [Member] | Derivative liability copper collars [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on an undiscounted cash flow basis	$ 0